Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net remeasurement of post employment plans
- group	£ 456	£ 649	£ (851)
- associates and joint ventures	2	(8)	(4)
- non-controlling interests	1	3	(1)
Tax on post employment plans	(91)	(122)	166
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total	368	522	(690)
Exchange differences on translation of foreign operations
- group	(631)	105	1,217
- associates and joint ventures	3	120	325
- non-controlling interests	(72)	35	176
Net investment hedges	91	(224)	(843)
Exchange gain/(loss) recycled to the income statement
- on translation of foreign operations			133
- on net investment hedges			(82)
Tax on exchange differences - group	7	(2)	(8)
Tax on exchange differences - non-controlling interests	2		4
Effective portion of changes in fair value of cash flow hedges
Tax on effective portion of changes in fair value of cash flow hedges	14	(3)	3
Fair value movements on available-for-sale investments
- group			4
- non-controlling interests			4
- recycled to income statement - group			(15)
- recycled to income statement - non-controlling interests			(13)
Tax on available-for-sale fair value movements			4
Hyperinflation adjustment	11	47	6
Tax on hyperinflation adjustment	(11)	(21)	(2)
Other comprehensive income that will be reclassified to profit or loss, net of tax, Total	(644)	129	799
Other comprehensive (loss)/profit, net of tax, for the year	(276)	651	109
Profit for the year	3,144	2,772	2,362
Total comprehensive income for the year	2,868	3,423	2,471
Attributable to:
Equity shareholders of the parent company - continuing operations	2,815	3,330	2,183
Equity shareholders of the parent company - discontinued operations		(55)
Non-controlling interests	53	148	288
Total comprehensive income for the year	2,868	3,423	2,471
Cash flow hedges [member]
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	57	29	(31)
Cash flow hedges [member] | Associates [member]
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	(15)	5	3
Cash flow hedges [member] | Foreign currency debt risk [member]
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	(64)	(8)	249
- recycled to income statement	6	(42)	(211)
Cash flow hedges [member] | Currency exchange risk [member]
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	22	(26)	(221)
- recycled to income statement	£ (7)	142	68
Cash flow hedges [member] | Commodity price risk [member]
Effective portion of changes in fair value of cash flow hedges
- recycled to income statement		£ 1	£ (2)